Right of Use Asset - Schedule of Right of Use Asset (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Schedule of Right of Use Asset [Line Items]
Right of use asset at, beginning		د.إ 2,141,197
Charge for the period	$ 267,276	981,439	د.إ 845,064	د.إ 817,062
Right of use asset at, ending	365,839	1,343,361	2,141,197
Asset capitalized [Member]
Schedule of Right of Use Asset [Line Items]
Right of use asset at, beginning	1,097,724	4,030,844	3,871,968
Capitalized during the period	50,001	183,603	158,876
Right of use asset at, ending	1,147,725	4,214,447	4,030,844	3,871,968
Depreciation [Member]
Schedule of Right of Use Asset [Line Items]
Right of use asset at, beginning	514,610	1,889,647	1,044,583
Charge for the period	267,276	981,439	845,064
Right of use asset at, ending	$ 781,886	د.إ 2,871,086	د.إ 1,889,647	د.إ 1,044,583